UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2013

1.813018.108

MCS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Tenneco, Inc. (a)	550,000	$ 19,228
Automobiles - 0.6%
Tesla Motors, Inc. (a)	1,135,536	42,594
Distributors - 0.4%
Pool Corp.	628,500	28,798
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. Class A (d)	1,761,829	24,208
Domino's Pizza, Inc.	878,400	40,907
Jubilant Foodworks Ltd. (a)	768,388	17,316
Wyndham Worldwide Corp.	376,300	20,994
		103,425
Household Durables - 3.5%
D.R. Horton, Inc.	1,210,333	28,636
Lennar Corp. Class A (d)	713,500	29,639
M/I Homes, Inc. (a)	604,190	16,458
NVR, Inc. (a)	56,900	58,588
Toll Brothers, Inc. (a)	1,630,187	61,051
Tupperware Brands Corp.	578,800	44,105
		238,477
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	825,000	17,540
Leisure Equipment & Products - 0.5%
New Academy Holding Co. LLC unit (a)(g)(h)	294,000	30,905
Media - 1.3%
Discovery Communications, Inc. (a)	542,800	37,659
Scripps Networks Interactive, Inc. Class A	520,200	32,133
Shutterstock, Inc.	608,200	15,345
		85,137
Specialty Retail - 2.8%
Cabela's, Inc. Class A (a)	426,500	22,016
Fast Retailing Co. Ltd.	85,200	22,436
PT ACE Hardware Indonesia Tbk	212,521,000	16,655
Ross Stores, Inc.	324,500	19,373
Sally Beauty Holdings, Inc. (a)	1,274,000	33,812
Tractor Supply Co.	504,300	52,281
Ulta Salon, Cosmetics & Fragrance, Inc.	227,000	22,205
		188,778
Textiles, Apparel & Luxury Goods - 2.6%
Brunello Cucinelli SpA (e)	1,092,000	21,929
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hanesbrands, Inc. (a)	1,060,200	$ 39,736
PVH Corp.	574,600	68,303
Under Armour, Inc. Class A (sub. vtg.) (a)	841,100	42,787
		172,755
TOTAL CONSUMER DISCRETIONARY		927,637
CONSUMER STAPLES - 3.8%
Beverages - 1.1%
Beam, Inc.	652,200	40,006
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,069,500	34,609
		74,615
Food & Staples Retailing - 0.6%
Safeway, Inc.	900,000	17,325
United Natural Foods, Inc. (a)	348,426	18,808
		36,133
Food Products - 1.1%
Ingredion, Inc.	718,000	47,438
The Hershey Co.	339,600	26,981
		74,419
Household Products - 1.0%
Church & Dwight Co., Inc.	1,190,900	68,822
TOTAL CONSUMER STAPLES		253,989
ENERGY - 7.6%
Energy Equipment & Services - 2.9%
Diamond Offshore Drilling, Inc. (d)	534,700	40,151
Dresser-Rand Group, Inc. (a)	631,809	38,572
Helmerich & Payne, Inc.	454,000	29,210
Oceaneering International, Inc.	1,364,500	86,250
		194,183
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	925,200	48,832
Concho Resources, Inc. (a)	225,600	20,579
EQT Corp.	317,700	18,875
EV Energy Partners LP	676,900	39,802
Holly Energy Partners LP	914,400	32,873
HollyFrontier Corp.	863,900	45,113
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Oasis Petroleum, Inc. (a)	696,300	$ 24,983
Range Resources Corp.	450,000	30,227
SM Energy Co.	700,600	40,747
Southwestern Energy Co. (a)	500,000	17,150
		319,181
TOTAL ENERGY		513,364
FINANCIALS - 22.1%
Capital Markets - 0.6%
Apollo Investment Corp.	2,000,000	18,000
KKR & Co. LP	1,354,300	22,861
		40,861
Commercial Banks - 5.9%
Bank of the Ozarks, Inc.	634,396	23,041
CIT Group, Inc. (a)	824,300	34,909
City National Corp.	641,700	33,984
Cullen/Frost Bankers, Inc.	699,000	41,164
Fifth Third Bancorp	1,421,300	23,153
First Niagara Financial Group, Inc.	2,565,000	20,110
First Republic Bank	1,287,200	45,940
FirstMerit Corp.	1,942,500	29,584
FNB Corp., Pennsylvania	2,502,500	29,004
Huntington Bancshares, Inc.	3,646,900	25,382
M&T Bank Corp.	250,200	25,693
Texas Capital Bancshares, Inc. (a)	425,000	17,595
UMB Financial Corp.	405,000	17,929
Webster Financial Corp.	1,372,600	30,540
		398,028
Diversified Financial Services - 1.6%
KKR Financial Holdings LLC	6,047,509	66,462
MSCI, Inc. Class A (a)	1,171,047	39,511
		105,973
Insurance - 4.9%
Arch Capital Group Ltd. (a)	815,600	37,860
Assured Guaranty Ltd.	2,100,000	38,073
Direct Line Insurance Group PLC	12,199,500	43,128
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	48,420
Fidelity National Financial, Inc. Class A	2,914,400	73,151
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
First American Financial Corp.	1,561,400	$ 37,302
Genworth Financial, Inc. Class A (a)	2,856,400	26,193
Jardine Lloyd Thompson Group PLC	1,754,594	21,845
		325,972
Real Estate Investment Trusts - 7.4%
Apartment Investment & Management Co. Class A	650,000	17,732
Cys Investments, Inc. (d)	1,281,500	16,660
Digital Realty Trust, Inc.	484,700	32,916
Essex Property Trust, Inc.	401,400	61,727
Kimco Realty Corp.	2,264,800	47,040
MFA Financial, Inc.	2,301,000	20,686
Rayonier, Inc.	1,000,000	53,840
Retail Properties America, Inc.	1,500,000	19,410
SL Green Realty Corp.	1,007,400	80,975
The Macerich Co.	1,223,100	73,044
Two Harbors Investment Corp.	2,514,200	31,226
Ventas, Inc.	642,175	42,570
		497,826
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	1,127,600	24,334
Realogy Holdings Corp.	544,400	24,373
		48,707
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)(d)	2,771,544	7,705
Ocwen Financial Corp. (a)	873,000	34,021
Radian Group, Inc. (d)	4,413,599	28,379
		70,105
TOTAL FINANCIALS		1,487,472
HEALTH CARE - 14.6%
Biotechnology - 3.3%
Achillion Pharmaceuticals, Inc. (a)	2,717,800	24,406
ARIAD Pharmaceuticals, Inc. (a)	797,500	15,854
BioMarin Pharmaceutical, Inc. (a)	874,700	48,012
Dynavax Technologies Corp. (a)	1,100,000	3,399
Regeneron Pharmaceuticals, Inc. (a)	462,000	80,360
Synageva BioPharma Corp. (a)	564,366	26,108
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	1,035,400	$ 23,038
ZIOPHARM Oncology, Inc. (a)(d)	162,230	644
		221,821
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	1,451,200	45,510
DENTSPLY International, Inc.	649,500	27,123
HeartWare International, Inc. (a)(d)(e)	724,900	65,516
The Cooper Companies, Inc.	148,065	15,006
Volcano Corp. (a)	653,000	16,351
		169,506
Health Care Providers & Services - 5.0%
Air Methods Corp.	608,800	26,617
Amplifon SpA	838,518	4,477
Brookdale Senior Living, Inc. (a)	4,112,400	111,073
Corvel Corp. (a)	350,000	16,030
Emeritus Corp. (a)	950,000	25,726
Henry Schein, Inc. (a)	1,120,700	96,761
MEDNAX, Inc. (a)	475,500	40,684
Qualicorp SA (a)	1,618,000	16,738
		338,106
Health Care Technology - 0.3%
HealthStream, Inc. (a)	650,000	16,107
Life Sciences Tools & Services - 1.3%
Eurofins Scientific SA	321,800	57,501
Illumina, Inc. (a)(d)	524,008	26,531
		84,032
Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc. (a)	1,614,100	51,102
Impax Laboratories, Inc. (a)	1,101,400	22,204
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	14,390
Perrigo Co.	397,000	39,902
ViroPharma, Inc. (a)	805,000	21,461
Zoetis, Inc. Class A	57,700	1,500
		150,559
TOTAL HEALTH CARE		980,131
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.7%
KEYW Holding Corp. (a)	1,481,100	$ 19,047
Textron, Inc.	1,159,800	33,356
TransDigm Group, Inc.	441,800	59,837
		112,240
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	265,300	17,550
Hub Group, Inc. Class A (a)	600,000	22,086
		39,636
Building Products - 0.3%
Owens Corning (a)	562,916	23,457
Commercial Services & Supplies - 1.8%
Clean Harbors, Inc. (a)	616,000	34,243
Interface, Inc.	3,114,900	52,268
The Geo Group, Inc.	817,942	26,681
US Ecology, Inc.	275,581	6,548
		119,740
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	350,000	16,839
MasTec, Inc. (a)	717,333	20,301
		37,140
Electrical Equipment - 2.2%
AMETEK, Inc.	1,142,392	46,827
Regal-Beloit Corp.	400,000	29,664
Rockwell Automation, Inc.	500,000	44,595
Roper Industries, Inc.	252,300	29,633
		150,719
Machinery - 0.7%
Donaldson Co., Inc.	1,178,800	44,335
Professional Services - 2.8%
Acacia Research Corp. (a)	1,698,480	43,362
Advisory Board Co. (a)	373,700	20,266
Bureau Veritas SA	241,900	28,973
IHS, Inc. Class A (a)	281,800	28,997
Kforce, Inc.	683,500	9,405
Michael Page International PLC	2,572,660	16,615
Towers Watson & Co.	636,200	38,859
		186,477
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc.	657,600	$ 44,237
Kansas City Southern	884,500	82,356
		126,593
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	472,000	17,058
Rush Enterprises, Inc. Class A (a)	775,000	18,337
United Rentals, Inc. (a)	1,500,473	75,954
		111,349
TOTAL INDUSTRIALS		951,686
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	3,800,200	21,737
Juniper Networks, Inc. (a)	850,000	19,023
		40,760
Computers & Peripherals - 0.5%
3D Systems Corp. (a)(d)	238,600	13,803
Fusion-io, Inc. (a)	621,400	10,862
Stratasys Ltd. (a)	160,000	12,557
		37,222
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	1,156,600	44,437
Fabrinet (a)	1,172,331	17,163
Universal Display Corp. (a)	345,959	9,625
		71,225
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	1,006,600	40,979
Cornerstone OnDemand, Inc. (a)	1,050,400	34,327
CoStar Group, Inc. (a)	373,600	35,036
Demandware, Inc.	598,485	19,026
Equinix, Inc. (a)	301,500	64,952
		194,320
IT Services - 3.0%
Fidelity National Information Services, Inc.	1,073,386	39,833
FleetCor Technologies, Inc. (a)	300,000	17,952
Gartner, Inc. Class A (a)	1,832,100	94,371
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)	325,000	$ 21,665
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	28,006
		201,827
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	1,400,000	18,074
Cree, Inc. (a)	140,000	6,041
Linear Technology Corp.	769,600	28,183
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	20,026
		72,324
Software - 4.8%
ANSYS, Inc. (a)	977,700	71,959
Aspen Technology, Inc. (a)	1,152,400	35,263
Check Point Software Technologies Ltd. (a)	326,000	16,300
Citrix Systems, Inc. (a)	301,100	22,028
Concur Technologies, Inc. (a)	783,500	52,416
Imperva, Inc. (a)	540,000	18,522
NetSuite, Inc. (a)	210,200	14,762
Nuance Communications, Inc. (a)	713,300	17,155
Red Hat, Inc. (a)	512,300	28,463
ServiceNow, Inc. (d)	505,600	14,015
TIBCO Software, Inc. (a)	1,484,000	34,785
		325,668
TOTAL INFORMATION TECHNOLOGY		943,346
MATERIALS - 2.8%
Chemicals - 1.6%
Airgas, Inc.	500,300	47,649
Cytec Industries, Inc.	772,400	56,617
		104,266
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	616,000	48,633
Metals & Mining - 0.5%
Harry Winston Diamond Corp. (a)	1,608,400	23,737
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ivanplats Ltd. Class A (g)	1,025,536	$ 4,442
Turquoise Hill Resources Ltd. (a)	555,015	4,274
		32,453
TOTAL MATERIALS		185,352
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
tw telecom, inc. (a)	2,451,300	67,729
UTILITIES - 4.0%
Electric Utilities - 2.1%
Cleco Corp.	900,000	38,475
Northeast Utilities	814,900	33,191
OGE Energy Corp.	684,400	40,181
PNM Resources, Inc.	1,554,700	33,208
		145,055
Gas Utilities - 1.1%
Atmos Energy Corp.	840,569	31,404
National Fuel Gas Co.	743,200	40,430
		71,834
Multi-Utilities - 0.8%
Alliant Energy Corp.	1,183,300	54,242
TOTAL UTILITIES		271,131
TOTAL COMMON STOCKS (Cost $5,352,514)		6,581,837
Other - 0.4%

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Eqty ER Holdings, LLC (e)(f)(g)	9,406,667	9,407
	Principal Amount (000s)
Eqty ER Holdings, LLC 12% 1/28/18 (e)(f)(g)	$ 18,813	18,813
TOTAL OTHER (Cost $28,220)		28,220
Money Market Funds - 2.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	42,832,917	$ 42,833
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	133,265,800	133,266
TOTAL MONEY MARKET FUNDS (Cost $176,099)		176,099
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $5,556,833)		6,786,156
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(53,926)
NET ASSETS - 100%		$ 6,732,230
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,567,000 or 0.9% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. Tax purposes which is owned by the Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Eqty ER Holdings, LLC	1/29/13	$ 9,407
Eqty ER Holdings, LLC 12% 1/28/18	1/29/13	$ 18,813
Ivanplats Ltd. Class A	10/23/12	$ 4,967
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 231
Fidelity Securities Lending Cash Central Fund	796
Total	$ 1,027
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blinkx PLC	$ 16,826	$ -	$ 20,921	$ -	$ -
Brunello Cucinelli SpA	-	18,994	-	-	21,929
Eqty ER Holdings, LLC	-	9,407	-	-	9,407
Eqty ER Holdings, LLC 12% 1/28/18	-	18,813	-	-	18,813
HeartWare International, Inc.	61,970	18,243	23,133	-	65,516
SciQuest, Inc.	22,277	-	22,508	-	-
Sunrise Senior Living, Inc.	20,410	-	46,474	-	-
Total	$ 121,483	$ 65,457	$ 113,036	$ -	$ 115,665
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 927,637	$ 896,732	$ -	$ 30,905
Consumer Staples	253,989	253,989	-	-
Energy	513,364	513,364	-	-
Financials	1,487,472	1,487,472	-	-
Health Care	980,131	980,131	-	-
Industrials	951,686	951,686	-	-
Information Technology	943,346	943,346	-	-
Materials	185,352	180,910	4,442	-
Telecommunication Services	67,729	67,729	-	-
Utilities	271,131	271,131	-	-
Other/Energy	28,220	-	-	28,220
Money Market Funds	176,099	176,099	-	-
Total Investments in Securities:	$ 6,786,156	$ 6,722,589	$ 4,442	$ 59,125
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $5,562,829,000. Net unrealized appreciation aggregated $1,223,327,000, of which $1,370,731,000 related to appreciated investment securities and $147,404,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

January 31, 2013

1.813037.108

SMR-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Diversified Consumer Services - 1.6%
Regis Corp. (e)	4,500,000	$ 79,875,000
Household Durables - 3.3%
KB Home (d)	2,900,000	55,303,000
M.D.C. Holdings, Inc.	950,000	37,354,000
Tempur-Pedic International, Inc. (a)	1,775,000	69,154,000
		161,811,000
Leisure Equipment & Products - 1.6%
Brunswick Corp.	2,200,000	79,552,000
Media - 1.5%
Valassis Communications, Inc. (d)(e)	2,705,000	75,902,300
Specialty Retail - 6.0%
Asbury Automotive Group, Inc. (a)(e)	1,600,000	56,896,000
Genesco, Inc. (a)(e)	1,700,000	105,961,000
Group 1 Automotive, Inc.	450,000	30,483,000
Rent-A-Center, Inc.	2,550,000	90,984,000
Tsutsumi Jewelry Co. Ltd.	650,000	15,971,896
		300,295,896
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	3,000,000	112,440,000
TOTAL CONSUMER DISCRETIONARY		809,876,196
CONSUMER STAPLES - 3.7%
Food Products - 2.8%
Chiquita Brands International, Inc. (a)(e)	3,550,000	26,092,500
Dean Foods Co. (a)	2,400,000	43,944,000
Post Holdings, Inc. (a)(e)	1,795,571	68,213,742
		138,250,242
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	900,000	45,576,000
TOTAL CONSUMER STAPLES		183,826,242
ENERGY - 5.5%
Energy Equipment & Services - 2.8%
Superior Energy Services, Inc. (a)	5,600,000	139,832,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.7%
Berry Petroleum Co. Class A (e)	3,530,000	$ 129,974,600
TOTAL ENERGY		269,806,600
FINANCIALS - 22.8%
Capital Markets - 5.2%
Duff & Phelps Corp. Class A	2,015,000	32,018,350
Federated Investors, Inc. Class B (non-vtg.) (d)	3,558,459	84,193,140
Monex Group, Inc.	149,643	43,790,767
Waddell & Reed Financial, Inc. Class A	2,450,000	97,265,000
		257,267,257
Commercial Banks - 8.6%
Associated Banc-Corp.	5,300,000	75,631,000
CapitalSource, Inc.	9,606,000	77,904,660
Cathay General Bancorp	2,450,000	47,554,500
First Citizen Bancshares, Inc.	57,806	10,079,054
First Citizen Bancshares, Inc. (f)	200,000	31,384,800
National Penn Bancshares, Inc.	4,300,000	41,925,000
TCF Financial Corp. (e)	10,445,800	142,689,628
		427,168,642
Consumer Finance - 2.3%
Cash America International, Inc.	518,211	24,827,489
EZCORP, Inc. (non-vtg.) Class A (a)	1,925,000	42,735,000
World Acceptance Corp. (a)(d)	589,900	45,746,745
		113,309,234
Insurance - 2.0%
Amerisafe, Inc. (a)(e)	1,160,000	33,222,400
Platinum Underwriters Holdings Ltd.	1,379,990	67,246,913
		100,469,313
Real Estate Investment Trusts - 2.0%
Franklin Street Properties Corp. (e)	5,800,000	75,400,000
Highwoods Properties, Inc. (SBI)	735,000	26,460,000
		101,860,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	4,425,000	$ 43,099,500
Washington Federal, Inc.	5,109,000	89,867,310
		132,966,810
TOTAL FINANCIALS		1,133,041,256
HEALTH CARE - 13.1%
Health Care Equipment & Supplies - 1.6%
Integra LifeSciences Holdings Corp. (a)(e)	1,900,000	80,085,000
Health Care Providers & Services - 10.6%
Centene Corp. (a)	1,899,985	82,003,353
Chemed Corp. (e)	1,471,220	111,150,671
MEDNAX, Inc. (a)	800,000	68,448,000
Owens & Minor, Inc. (d)	3,000,000	91,830,000
Team Health Holdings, Inc. (a)	2,500,000	84,675,000
VCA Antech, Inc. (a)	4,000,000	86,400,000
		524,507,024
Pharmaceuticals - 0.9%
Hi-Tech Pharmacal Co., Inc. (e)	1,295,000	47,397,000
TOTAL HEALTH CARE		651,989,024
INDUSTRIALS - 14.2%
Commercial Services & Supplies - 6.1%
HNI Corp. (e)	2,547,500	80,424,575
Quad/Graphics, Inc. (d)(e)	3,395,000	73,671,500
The Geo Group, Inc. (e)	3,686,402	120,250,433
United Stationers, Inc.	865,702	28,862,505
		303,209,013
Electrical Equipment - 3.2%
GrafTech International Ltd. (a)(e)	11,250,000	108,000,000
Powell Industries, Inc. (a)(e)	1,150,000	52,037,500
		160,037,500
Machinery - 1.6%
Blount International, Inc. (a)(e)	2,525,000	43,051,250
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,870,000	35,380,400
		78,431,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.8%
FTI Consulting, Inc. (a)(e)	2,800,000	$ 91,000,000
Trading Companies & Distributors - 1.5%
WESCO International, Inc. (a)	1,015,322	74,047,433
TOTAL INDUSTRIALS		706,725,596
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 3.6%
Polycom, Inc. (a)(e)	10,000,000	110,300,000
ViaSat, Inc. (a)(d)	1,750,000	67,217,500
		177,517,500
Electronic Equipment & Components - 6.5%
Diploma PLC	3,000,000	26,502,060
Ingram Micro, Inc. Class A (a)	6,250,000	113,625,000
Macnica, Inc.	403,400	7,883,163
Ryoyo Electro Corp. (e)	1,750,000	15,922,139
SYNNEX Corp. (a)	804,000	28,903,800
Tech Data Corp. (a)(e)	2,607,622	132,754,036
		325,590,198
Internet Software & Services - 3.4%
Blucora, Inc. (a)	2,033,100	30,211,866
j2 Global, Inc. (d)(e)	3,654,900	116,298,918
QuinStreet, Inc. (a)(e)	4,275,746	24,115,207
		170,625,991
IT Services - 2.6%
FleetCor Technologies, Inc. (a)	1,000,000	59,840,000
WEX, Inc. (a)	865,875	68,066,434
		127,906,434
Semiconductors & Semiconductor Equipment - 0.2%
Miraial Co. Ltd.	423,300	8,276,673
Software - 1.0%
Monotype Imaging Holdings, Inc. (e)	2,788,347	50,413,314
TOTAL INFORMATION TECHNOLOGY		860,330,110
MATERIALS - 4.3%
Chemicals - 1.0%
PolyOne Corp.	2,300,000	50,232,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 3.3%
Carpenter Technology Corp.	873,900	$ 45,731,187
Haynes International, Inc. (e)	840,000	42,940,800
RTI International Metals, Inc. (a)(e)	2,665,000	75,686,000
		164,357,987
TOTAL MATERIALS		214,589,987
UTILITIES - 1.9%
Electric Utilities - 1.9%
UIL Holdings Corp.	2,462,159	91,616,936
TOTAL COMMON STOCKS (Cost $4,080,202,419)		4,921,801,947
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,937)	411,373	9,848,270
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.16% (b)	96,161,633	96,161,633
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	180,158,800	180,158,800
TOTAL MONEY MARKET FUNDS (Cost $276,320,433)		276,320,433
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $4,362,132,789)		5,207,970,650
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(240,689,071)
NET ASSETS - 100%		$ 4,967,281,579
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,384,800 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 28,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,168
Fidelity Securities Lending Cash Central Fund	828,320
Total	$ 862,488
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 30,111,008	$ 853,779	$ -	$ -	$ 33,222,400
Asbury Automotive Group, Inc.	26,752,665	25,089,173	2,587,453	-	56,896,000
Berry Petroleum Co. Class A	68,584,635	72,907,383	-	510,456	129,974,600
Blount International, Inc.	29,653,694	9,088,075	-	-	43,051,250
Chemed Corp.	64,376,746	28,523,797	-	578,746	111,150,671
Chiquita Brands International, Inc.	26,574,324	2,376,922	-	-	26,092,500
Columbus McKinnon Corp. (NY Shares)	27,630,915	104,261	-	-	35,380,400
Ethan Allen Interiors, Inc.	50,025,093	887,399	59,596,048	952,063	-
Franklin Street Properties Corp.	25,863,657	36,366,096	-	2,525,607	75,400,000
FTI Consulting, Inc.	26,891,600	58,683,073	-	-	91,000,000
Genesco, Inc.	-	98,440,617	-	-	105,961,000
GrafTech International Ltd.	19,243,269	92,167,590	-	-	108,000,000
Haynes International, Inc.	37,197,842	12,207,879	-	447,219	42,940,800
Hi-Tech Pharmacal Co., Inc.	-	41,404,271	-	1,897,500	47,397,000
HNI Corp.	61,445,700	-	-	1,834,200	80,424,575
Integra LifeSciences Holdings Corp.	25,333,377	47,716,074	-	-	80,085,000
Interline Brands, Inc.	53,227,939	-	63,717,138	-	-
j2 Global, Inc.	36,032,850	70,656,084	-	1,012,425	116,298,918
Monotype Imaging Holdings, Inc.	38,662,670	949,940	-	221,768	50,413,314
Polycom, Inc.	-	111,639,035	-	-	110,300,000
Post Holdings, Inc.	-	58,115,394	-	-	68,213,742
Powell Industries, Inc.	35,676,384	2,191,749	-	-	52,037,500
Quad/Graphics, Inc.	19,526,855	31,843,568	-	8,675,225	73,671,500
QuinStreet, Inc.	23,240,195	17,431,995	-	-	24,115,207
Regis Corp.	60,252,170	27,212,517	7,662,351	611,005	79,875,000
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
RTI International Metals, Inc.	$ 65,180,987	$ 227,063	$ -	$ -	$ 75,686,000
Ryoyo Electro Corp.	15,767,618	3,332,829	-	542,182	15,922,139
TCF Financial Corp.	82,516,327	41,906,837	2,286,329	765,000	142,689,628
Team Health Holdings, Inc.	82,800,660	-	35,188,121	-	-
Tech Data Corp.	40,611,450	92,317,487	5,117,055	-	132,754,036
The Geo Group, Inc.	66,230,311	13,822,921	-	19,456,000	120,250,433
Valassis Communications, Inc.	50,000,000	11,896,337	6,450,563	838,550	75,902,300
Total	$ 1,189,410,941	$ 1,010,360,145	$ 182,605,058	$ 40,867,946	$ 2,205,105,913
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 819,724,466	$ 819,724,466	$ -	$ -
Consumer Staples	183,826,242	183,826,242	-	-
Energy	269,806,600	269,806,600	-	-
Financials	1,133,041,256	1,101,656,456	31,384,800	-
Health Care	651,989,024	651,989,024	-	-
Industrials	706,725,596	706,725,596	-	-
Information Technology	860,330,110	860,330,110	-	-
Materials	214,589,987	214,589,987	-	-
Utilities	91,616,936	91,616,936	-	-
Money Market Funds	276,320,433	276,320,433	-	-
Total Investments in Securities:	$ 5,207,970,650	$ 5,176,585,850	$ 31,384,800	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 72,898,808
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $4,366,205,898. Net unrealized appreciation aggregated $841,764,752, of which $927,322,240 related to appreciated investment securities and $85,557,488 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2013

1.813034.108

LCS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.7%
Gentex Corp.	203,634	$ 3,896
Johnson Controls, Inc.	154,755	4,811
Lear Corp.	12,316	603
		9,310
Automobiles - 0.5%
Fiat SpA	107,200	655
Ford Motor Co.	466,860	6,046
		6,701
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	12,180	693
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	62,163	5,924
Wyndham Worldwide Corp.	46,900	2,617
Yum! Brands, Inc.	31,700	2,059
		10,600
Household Durables - 0.4%
KB Home	255,285	4,868
Toll Brothers, Inc. (a)	23,106	865
		5,733
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	695,588	25,549
Discovery Communications, Inc. (a)	27,823	1,930
The Walt Disney Co.	42,200	2,274
Time Warner, Inc.	381,741	19,286
Viacom, Inc. Class B (non-vtg.)	105,009	6,337
		55,376
Multiline Retail - 1.8%
J.C. Penney Co., Inc.	94,600	1,923
Target Corp.	381,024	23,018
		24,941
Specialty Retail - 2.3%
Cabela's, Inc. Class A (a)	23,600	1,218
Citi Trends, Inc. (a)	136,167	1,762
Lowe's Companies, Inc.	590,405	22,548
Staples, Inc.	395,175	5,327
		30,855
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
lululemon athletica, Inc. (a)	19,300	$ 1,332
TOTAL CONSUMER DISCRETIONARY		145,541
CONSUMER STAPLES - 8.1%
Beverages - 1.6%
PepsiCo, Inc.	203,056	14,793
The Coca-Cola Co.	196,551	7,320
		22,113
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	138,089	7,070
Walgreen Co.	419,832	16,776
		23,846
Food Products - 0.7%
Danone SA	39,497	2,737
Kellogg Co.	119,224	6,975
		9,712
Household Products - 2.8%
Kimberly-Clark Corp.	114,239	10,226
Procter & Gamble Co.	363,868	27,348
		37,574
Personal Products - 0.2%
L'Oreal SA	7,300	1,084
Prestige Brands Holdings, Inc. (a)	82,347	1,766
		2,850
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	50,006	5,196
Lorillard, Inc.	216,367	8,453
		13,649
TOTAL CONSUMER STAPLES		109,744
ENERGY - 12.5%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	65,275	4,133
Dresser-Rand Group, Inc. (a)	61,698	3,767
Ensco PLC Class A	38,650	2,457
Halliburton Co.	350,033	14,239
Helmerich & Payne, Inc.	54,370	3,498
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	57,418	$ 4,257
Schlumberger Ltd.	72,408	5,651
		38,002
Oil, Gas & Consumable Fuels - 9.7%
Amyris, Inc. (a)(d)	878,317	2,670
Apache Corp.	113,273	9,488
BP PLC sponsored ADR	142,224	6,332
Canadian Natural Resources Ltd.	379,800	11,469
Chevron Corp.	321,045	36,968
EV Energy Partners LP	23,500	1,382
Exxon Mobil Corp.	262,852	23,649
Occidental Petroleum Corp.	164,596	14,529
Peabody Energy Corp.	94,122	2,367
Royal Dutch Shell PLC Class A (United Kingdom)	269,634	9,558
Suncor Energy, Inc.	385,000	13,086
The Williams Companies, Inc.	35,700	1,251
		132,749
TOTAL ENERGY		170,751
FINANCIALS - 21.1%
Capital Markets - 3.7%
Charles Schwab Corp.	784,876	12,974
KKR & Co. LP	263,220	4,443
Morgan Stanley	866,278	19,794
Northern Trust Corp.	86,412	4,448
State Street Corp.	108,737	6,051
UBS AG	110,721	1,923
		49,633
Commercial Banks - 5.5%
CIT Group, Inc. (a)	143,595	6,081
PNC Financial Services Group, Inc.	96,920	5,990
Standard Chartered PLC (United Kingdom)	122,534	3,260
SunTrust Banks, Inc.	279,555	7,931
U.S. Bancorp	362,310	11,992
Wells Fargo & Co.	1,147,933	39,983
		75,237
Diversified Financial Services - 8.2%
Bank of America Corp.	1,545,402	17,494
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	618,920	$ 26,094
CME Group, Inc.	11,985	693
IntercontinentalExchange, Inc. (a)	6,400	888
JPMorgan Chase & Co.	1,113,474	52,391
KKR Financial Holdings LLC	809,875	8,901
MSCI, Inc. Class A (a)	159,233	5,373
		111,834
Insurance - 3.1%
American International Group, Inc. (a)	205,500	7,774
Genworth Financial, Inc. Class A (a)	548,133	5,026
Lincoln National Corp.	241,064	6,986
MetLife, Inc.	507,510	18,950
Prudential Financial, Inc.	64,934	3,758
		42,494
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)(d)	696,192	1,935
Radian Group, Inc. (d)	1,023,165	6,579
		8,514
TOTAL FINANCIALS		287,712
HEALTH CARE - 14.5%
Biotechnology - 2.6%
Achillion Pharmaceuticals, Inc. (a)	170,400	1,530
Amgen, Inc.	139,738	11,942
ARIAD Pharmaceuticals, Inc. (a)	48,305	960
Clovis Oncology, Inc. (a)	35,800	707
Discovery Laboratories, Inc. (a)	102,900	232
Dynavax Technologies Corp. (a)	261,262	807
Elan Corp. PLC sponsored ADR (a)	431,679	4,537
Gentium SpA sponsored ADR (a)(d)	264,650	3,171
Infinity Pharmaceuticals, Inc. (a)	140,847	4,852
Intercept Pharmaceuticals, Inc.	28,577	1,154
Merrimack Pharmaceuticals, Inc.	104,099	632
Neurocrine Biosciences, Inc. (a)	28,114	255
Rigel Pharmaceuticals, Inc. (a)	106,300	697
Synageva BioPharma Corp. (a)	58,456	2,704
Theravance, Inc. (a)	47,200	1,050
		35,230
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	130,775	$ 4,431
Alere, Inc. (a)	899,839	19,131
Align Technology, Inc. (a)	214,358	6,722
Boston Scientific Corp. (a)	606,595	4,531
CareFusion Corp. (a)	91,233	2,832
Haemonetics Corp. (a)	26,528	1,113
Insulet Corp. (a)	61,848	1,427
NxStage Medical, Inc. (a)	129,802	1,519
Sirona Dental Systems, Inc. (a)	14,850	987
St. Jude Medical, Inc.	59,700	2,430
Stryker Corp.	13,500	846
		45,969
Health Care Providers & Services - 3.0%
Aetna, Inc.	141,166	6,808
Brookdale Senior Living, Inc. (a)	34,355	928
HMS Holdings Corp. (a)	46,300	1,262
McKesson Corp.	143,669	15,118
UnitedHealth Group, Inc.	75,500	4,168
WellPoint, Inc.	203,703	13,204
		41,488
Health Care Technology - 0.0%
HealthStream, Inc. (a)	18,700	463
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	74,347	3,764
QIAGEN NV (a)(d)	206,495	4,336
Thermo Fisher Scientific, Inc.	28,800	2,078
		10,178
Pharmaceuticals - 4.8%
AbbVie, Inc.	185,275	6,798
Cardiome Pharma Corp. (a)	556,726	268
Endo Pharmaceuticals Holdings, Inc. (a)	106,892	3,384
GlaxoSmithKline PLC sponsored ADR	118,211	5,392
Jazz Pharmaceuticals PLC (a)	35,200	1,985
Johnson & Johnson	142,387	10,525
Merck & Co., Inc.	497,151	21,502
Optimer Pharmaceuticals, Inc. (a)	58,700	545
Pfizer, Inc.	295,440	8,060
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,200	691
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	173,100	$ 4,615
XenoPort, Inc. (a)	106,920	897
		64,662
TOTAL HEALTH CARE		197,990
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
Esterline Technologies Corp. (a)	21,774	1,446
Honeywell International, Inc.	90,520	6,177
Raytheon Co.	49,701	2,618
Rockwell Collins, Inc.	140,580	8,277
The Boeing Co.	104,471	7,717
United Technologies Corp.	59,835	5,240
		31,475
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	48,132	3,184
United Parcel Service, Inc. Class B	177,975	14,112
		17,296
Commercial Services & Supplies - 0.5%
Interface, Inc.	266,437	4,471
Republic Services, Inc.	72,800	2,322
		6,793
Electrical Equipment - 0.9%
AMETEK, Inc.	90,870	3,725
Emerson Electric Co.	35,225	2,017
Regal-Beloit Corp.	24,500	1,817
Roper Industries, Inc.	34,165	4,013
		11,572
Industrial Conglomerates - 2.6%
General Electric Co.	1,605,754	35,776
Machinery - 1.3%
Cummins, Inc.	6,000	689
Illinois Tool Works, Inc.	45,679	2,870
Ingersoll-Rand PLC	242,132	12,443
Invensys PLC	260,600	1,422
		17,424
Professional Services - 1.3%
Acacia Research Corp. (a)	330,618	8,441
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Bureau Veritas SA	23,290	$ 2,789
IHS, Inc. Class A (a)	16,900	1,739
Michael Page International PLC	583,444	3,768
Verisk Analytics, Inc. (a)	23,500	1,296
		18,033
Road & Rail - 0.4%
Con-way, Inc.	71,606	2,247
Norfolk Southern Corp.	55,815	3,844
		6,091
TOTAL INDUSTRIALS		144,460
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	68,400	1,653
Brocade Communications Systems, Inc. (a)	441,205	2,524
Cisco Systems, Inc.	927,561	19,080
Juniper Networks, Inc. (a)	82,574	1,848
Polycom, Inc. (a)	150,606	1,661
QUALCOMM, Inc.	105,350	6,956
		33,722
Computers & Peripherals - 4.0%
3D Systems Corp. (a)	16,922	979
Apple, Inc.	103,085	46,936
Dell, Inc.	258,261	3,419
EMC Corp. (a)	82,867	2,039
Fusion-io, Inc. (a)	22,200	388
Stratasys Ltd. (a)	9,700	761
		54,522
Electronic Equipment & Components - 0.0%
Aeroflex Holding Corp. (a)	42,836	299
Internet Software & Services - 2.6%
Cornerstone OnDemand, Inc. (a)	71,846	2,348
Demandware, Inc.	56,551	1,798
E2open, Inc.	14,150	253
Google, Inc. Class A (a)	40,287	30,444
Responsys, Inc. (a)	83,938	640
		35,483
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	132,808	$ 10,383
Fidelity National Information Services, Inc.	133,276	4,946
Gartner, Inc. Class A (a)	18,490	952
IBM Corp.	35,369	7,182
MasterCard, Inc. Class A	33,500	17,366
Paychex, Inc.	408,212	13,320
The Western Union Co.	406,965	5,791
Vantiv, Inc.	45,900	956
Visa, Inc. Class A	90,570	14,302
		75,198
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	395,839	5,110
Axcelis Technologies, Inc. (a)	549,625	742
Lam Research Corp. (a)	124,766	5,133
NXP Semiconductors NV (a)	90,468	2,713
Samsung Electronics Co. Ltd.	1,151	1,532
		15,230
Software - 3.6%
Adobe Systems, Inc. (a)	55,090	2,084
Citrix Systems, Inc. (a)	57,004	4,170
Concur Technologies, Inc. (a)	50,176	3,357
Electronic Arts, Inc. (a)	316,491	4,978
Guidewire Software, Inc.	25,600	848
Imperva, Inc. (a)	11,700	401
Microsoft Corp.	915,649	25,153
Nuance Communications, Inc. (a)	102,366	2,462
salesforce.com, Inc. (a)	17,800	3,064
VMware, Inc. Class A (a)	30,400	2,325
Workday, Inc.	6,300	337
		49,179
TOTAL INFORMATION TECHNOLOGY		263,633
MATERIALS - 0.7%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	9,800	857
Airgas, Inc.	36,452	3,472
E.I. du Pont de Nemours & Co.	60,912	2,890
W.R. Grace & Co. (a)	35,103	2,520
		9,739
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	259,486	$ 11,316
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	60,300	1,647
TOTAL TELECOMMUNICATION SERVICES		12,963
UTILITIES - 0.6%
Electric Utilities - 0.6%
Duke Energy Corp.	24,000	1,650
FirstEnergy Corp.	144,998	5,871
		7,521
TOTAL COMMON STOCKS (Cost $1,147,153)		1,350,054
Convertible Preferred Stocks - 0.2%

MATERIALS - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA 6.00% (a) (Cost $2,600)	104,000	2,690
Convertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $395)	$ 395	274
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	15,260,754	$ 15,261
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	7,741,037	7,741
TOTAL MONEY MARKET FUNDS (Cost $23,002)		23,002
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,173,150)		1,376,020
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(14,853)
NET ASSETS - 100%		$ 1,361,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	207
Total	$ 222
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,541	$ 145,541	$ -	$ -
Consumer Staples	109,744	109,744	-	-
Energy	170,751	161,193	9,558	-
Financials	287,712	285,789	1,923	-
Health Care	197,990	197,990	-	-
Industrials	144,460	144,460	-	-
Information Technology	263,633	263,633	-	-
Materials	12,429	9,739	2,690	-
Telecommunication Services	12,963	12,963	-	-
Utilities	7,521	7,521	-	-
Corporate Bonds	274	-	274	-
Money Market Funds	23,002	23,002	-	-
Total Investments in Securities:	$ 1,376,020	$ 1,361,575	$ 14,445	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,180,236,000. Net unrealized appreciation aggregated $195,784,000, of which $235,873,000 related to appreciated investment securities and $40,089,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2013

1.813072.108

SLC-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.3%
Tenneco, Inc. (a)	1,008,692	$ 35,266
Hotels, Restaurants & Leisure - 1.3%
Icahn Enterprises LP rights	1,235,000	0 *
Life Time Fitness, Inc. (a)	265,000	13,443
Paddy Power PLC (Ireland)	260,000	21,570
		35,013
Household Durables - 1.3%
KB Home	1,805,000	34,421
Internet & Catalog Retail - 0.7%
HSN, Inc.	300,000	17,880
Leisure Equipment & Products - 0.5%
Brunswick Corp.	399,490	14,446
Specialty Retail - 5.5%
Asbury Automotive Group, Inc. (a)	226,487	8,054
Ascena Retail Group, Inc. (a)	955,000	16,187
DSW, Inc. Class A	316,457	21,180
Guess?, Inc.	515,900	13,976
Penske Automotive Group, Inc.	995,000	32,755
USS Co. Ltd.	279,000	31,303
Vitamin Shoppe, Inc. (a)	370,000	22,600
		146,055
Textiles, Apparel & Luxury Goods - 1.8%
Steven Madden Ltd. (a)	739,355	34,069
Tod's SpA	98,657	13,476
		47,545
TOTAL CONSUMER DISCRETIONARY		330,626
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	256,788	14,054
Cosmos Pharmaceutical Corp.	75,000	8,029
Susser Holdings Corp. (a)	278,287	11,649
		33,732
Food Products - 0.5%
Ingredion, Inc.	201,997	13,346
TOTAL CONSUMER STAPLES		47,078
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.7%
Energy Equipment & Services - 2.9%
Helix Energy Solutions Group, Inc. (a)	1,106,049	$ 26,235
McDermott International, Inc. (a)	2,446,700	29,776
Western Energy Services Corp.	2,925,000	21,731
		77,742
Oil, Gas & Consumable Fuels - 3.8%
Alpha Natural Resources, Inc. (a)	1,379,000	12,218
Petrominerales Ltd. (d)	930,000	8,280
Rosetta Resources, Inc. (a)	585,000	31,017
Targa Resources Corp.	520,000	31,387
World Fuel Services Corp.	455,000	19,615
		102,517
TOTAL ENERGY		180,259
FINANCIALS - 18.6%
Capital Markets - 1.3%
AllianceBernstein Holding LP	512,076	10,426
HFF, Inc.	1,379,600	24,060
		34,486
Commercial Banks - 7.2%
Aozora Bank Ltd.	8,669,000	24,364
Bank of the Ozarks, Inc.	730,500	26,532
City National Corp.	615,000	32,570
Cullen/Frost Bankers, Inc.	381,000	22,437
FirstMerit Corp.	2,050,000	31,222
Texas Capital Bancshares, Inc. (a)	590,500	24,447
UMB Financial Corp.	705,900	31,250
		192,822
Insurance - 3.6%
Allied World Assurance Co. Holdings Ltd.	376,000	31,896
Assured Guaranty Ltd.	1,025,000	18,583
CNO Financial Group, Inc.	1,584,300	16,271
Validus Holdings Ltd.	800,000	29,128
		95,878
Real Estate Investment Trusts - 6.5%
CBL & Associates Properties, Inc.	990,000	21,275
Coresite Realty Corp. (e)	1,110,704	32,766
Equity Lifestyle Properties, Inc.	398,500	28,533
Equity One, Inc.	875,000	19,784
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Glimcher Realty Trust	1,550,000	$ 17,236
Highwoods Properties, Inc. (SBI)	667,562	24,032
Home Properties, Inc.	468,800	28,817
		172,443
TOTAL FINANCIALS		495,629
HEALTH CARE - 15.5%
Biotechnology - 5.2%
Acorda Therapeutics, Inc. (a)	35,670	1,030
Affymax, Inc. (a)	46,500	875
Alkermes PLC (a)	1,307,000	30,126
AMAG Pharmaceuticals, Inc. (a)	72,688	1,159
ARIAD Pharmaceuticals, Inc. (a)	972,446	19,332
ArQule, Inc. (a)	510,801	1,292
Astex Pharmaceuticals, Inc. (a)	521,802	1,748
Biospecifics Technologies Corp. (a)	7,263	111
Codexis, Inc. (a)	532,318	1,262
Cubist Pharmaceuticals, Inc. (a)	38,200	1,644
Curis, Inc. (a)	193,408	615
Dynavax Technologies Corp. (a)(d)	3,227,200	9,972
Emergent BioSolutions, Inc. (a)	104,196	1,672
Enzon Pharmaceuticals, Inc.	378,641	1,874
Genomic Health, Inc. (a)	38,010	1,066
ImmunoGen, Inc. (a)	1,000,000	14,320
Maxygen, Inc.	364,312	893
Momenta Pharmaceuticals, Inc. (a)	81,150	1,023
Myriad Genetics, Inc. (a)	31,600	855
Nanosphere, Inc. (a)	119,420	336
Novavax, Inc. (a)	2,334,209	4,178
NPS Pharmaceuticals, Inc. (a)	500,000	4,420
Progenics Pharmaceuticals, Inc. (a)	127,220	363
Rigel Pharmaceuticals, Inc. (a)	750,000	4,920
SIGA Technologies, Inc. (a)	152,317	445
Targacept, Inc. (a)	391,500	1,758
Theravance, Inc. (a)	469,157	10,439
United Therapeutics Corp. (a)	370,000	19,939
		137,667
Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (a)	660,000	20,698
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)(d)	249,300	$ 10,810
ICU Medical, Inc. (a)	312,000	18,860
Integra LifeSciences Holdings Corp. (a)	603,264	25,428
The Cooper Companies, Inc.	134,500	13,632
		89,428
Health Care Providers & Services - 5.0%
Centene Corp. (a)	495,000	21,364
Chemed Corp.	193,000	14,581
HMS Holdings Corp. (a)	875,000	23,853
Molina Healthcare, Inc. (a)	520,000	14,929
MWI Veterinary Supply, Inc. (a)	285,000	32,008
Team Health Holdings, Inc. (a)	758,080	25,676
		132,411
Pharmaceuticals - 2.0%
Dechra Pharmaceuticals PLC	2,694,059	26,513
Impax Laboratories, Inc. (a)	510,000	10,282
ViroPharma, Inc. (a)	655,000	17,462
		54,257
TOTAL HEALTH CARE		413,763
INDUSTRIALS - 16.9%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	503,000	33,394
Teledyne Technologies, Inc. (a)	514,918	35,148
		68,542
Building Products - 1.0%
Armstrong World Industries, Inc.	501,072	27,554
Commercial Services & Supplies - 1.7%
InnerWorkings, Inc. (a)(d)	1,415,000	19,683
Tetra Tech, Inc. (a)	885,000	25,364
		45,047
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	1,240,063	31,708
Foster Wheeler AG (a)	856,000	22,350
		54,058
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.2%
Brady Corp. Class A	724,100	$ 25,264
Prysmian SpA	1,524,300	32,618
		57,882
Machinery - 3.5%
Actuant Corp. Class A	948,026	27,948
Graco, Inc.	386,559	22,111
Snap-On, Inc.	284,000	23,010
Wabtec Corp.	220,000	20,596
		93,665
Professional Services - 0.7%
Kforce, Inc.	1,474,978	20,296
Road & Rail - 0.8%
Genesee & Wyoming, Inc. Class A (a)	241,000	20,384
Trading Companies & Distributors - 2.4%
MRC Global, Inc.	565,500	17,378
Watsco, Inc.	275,000	20,721
WESCO International, Inc. (a)	369,500	26,948
		65,047
TOTAL INDUSTRIALS		452,475
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.5%
Brocade Communications Systems, Inc. (a)	3,948,600	22,586
Finisar Corp. (a)(d)	1,961,000	30,396
Polycom, Inc. (a)	1,723,800	19,014
Riverbed Technology, Inc. (a)	1,116,000	21,650
		93,646
Electronic Equipment & Components - 0.9%
Multi-Fineline Electronix, Inc. (a)	587,423	9,384
ScanSource, Inc. (a)	486,100	14,126
		23,510
Internet Software & Services - 1.9%
Bankrate, Inc. (a)(d)	2,025,900	25,060
SPS Commerce, Inc. (a)	522,000	20,311
Vocus, Inc. (a)	295,021	5,175
		50,546
IT Services - 2.9%
Broadridge Financial Solutions, Inc.	1,220,000	28,755
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
ExlService Holdings, Inc. (a)	531,247	$ 15,757
Maximus, Inc.	284,500	19,508
Total System Services, Inc.	620,000	14,415
		78,435
Semiconductors & Semiconductor Equipment - 3.5%
Cypress Semiconductor Corp.	2,015,000	20,694
Entegris, Inc. (a)	2,580,000	25,439
ON Semiconductor Corp. (a)	2,825,000	22,176
Skyworks Solutions, Inc. (a)	1,098,000	26,286
		94,595
Software - 5.5%
BroadSoft, Inc. (a)	460,000	15,626
Ebix, Inc. (d)	1,375,116	22,469
Mentor Graphics Corp. (a)	878,170	15,043
Parametric Technology Corp. (a)	1,085,000	25,150
Solera Holdings, Inc.	414,900	22,741
Sourcefire, Inc. (a)	280,000	11,928
Synchronoss Technologies, Inc. (a)	755,195	17,981
Synopsys, Inc. (a)	435,632	14,568
		145,506
TOTAL INFORMATION TECHNOLOGY		486,238
MATERIALS - 4.7%
Chemicals - 1.0%
Chemtura Corp. (a)	1,174,500	27,859
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	725,000	31,103
Metals & Mining - 1.8%
Commercial Metals Co.	1,440,800	23,989
Reliance Steel & Aluminum Co.	361,500	23,396
		47,385
Paper & Forest Products - 0.7%
Schweitzer-Mauduit International, Inc.	499,586	20,353
TOTAL MATERIALS		126,700
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.2%
Electric Utilities - 1.2%
Cleco Corp.	752,000	$ 32,148
TOTAL COMMON STOCKS (Cost $2,189,318)		2,564,916
Nonconvertible Preferred Stocks - 1.0%

FINANCIALS - 1.0%
Commercial Banks - 1.0%
Banco ABC Brasil SA (Cost $24,470)	3,540,769	25,853
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.16% (b)	52,288,859	52,289
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	55,675,079	55,675
TOTAL MONEY MARKET FUNDS (Cost $107,964)		107,964
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,321,752)		2,698,733
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(27,158)
NET ASSETS - 100%		$ 2,671,575
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 148
Fidelity Securities Lending Cash Central Fund	391
Total	$ 539
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altra Holdings, Inc.	$ 23,490	$ 1,559	$ 23,981	$ 134	$ -
Body Central Corp.	25,025	-	9,156	-	-
Coresite Realty Corp.	23,743	7,363	4,516	684	32,766
Inter Parfums, Inc.	25,988	-	27,854	113	-
Kforce, Inc.	27,854	2,843	8,544	1,775	-
Total	$ 126,100	$ 11,765	$ 74,051	$ 2,706	$ 32,766
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 39,717
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $2,327,417,000. Net unrealized appreciation aggregated $371,316,000, of which $426,633,000 related to appreciated investment securities and $55,317,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013